Loans and Financial Liabilities (Details) ₪ in Thousands, $ in Thousands							12 Months Ended
		Feb. 17, 2025 ILS (₪)	May 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Nov. 15, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 16, 2022
Loans and Financial Liabilities [Line Items]
Achievement of sales							$ 50,000
Payment for thresholds account								$ 3,000
Credit deductible								3,000
Contingent consideration, fair value	[1]						23,237	23,566
Financing expenses							2,672	4,711	$ 1,321
Acquired inventory							14,199
Remaining Balance of Final Installment							1,500
Net revenues							17,113	22,521	17,180
Milestone payment, amount paid against receipt of FDA approval			$ 8,500
Assumed liabilities	[2]						37,170	40,079
Finance income							2,889	9,667
Financing expenses							20	3,370	341
Credit facility						$ 40,000
Long-term loan							$ 20,000
Interest rate							0.55%			2.18%
Short-term credit facility							$ 20,000
Credit facility percentage							1.75%
Percentage of commitment fee							0.20%
Financing facility				$ 20,000
Credit facility				$ 10,000	₪ 35,000
Annual fee percentage							0.275%
Loan and credit facility agreement description							the loan and credit facility agreement, the Company was required to meet certain financial covenants for the years ending December 31, 2022, and through the term of the loan and credit facility.
Call credit facility (in New Shekels) | ₪		₪ 35,000
Percentage of bearing interest		6.30%
Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							10.00%
Royalties [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, aggregate percentage of annual global net sales							8.00%
Assumed liabilities, period of payment							6 years
Assumed liability, annual payment							$ 5,000
Assumed liability, aggregate of annual payments							$ 30,000
Sales Milestones [Member]
Loans and Financial Liabilities [Line Items]
Sales, milestone targets									2
Sales milestone, amount payable									$ 1,500
Amount payable upon FDA approval								$ 8,500
Bottom of Range [Member] | Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							5.00%
Assumed liabilities, amount of annual global net sales							$ 25,000
Bottom of range [member] | Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							2.00%
Assumed liabilities, amount of annual global net sales							$ 25,000

[1]	Contingent consideration is measured at fair value. The change in the balance of the contingent consideration reflect the payments made on account of such and the change in the fair value of the liability. Refer also to note 15.
[2]	Assumed liabilities are measured at amortized cost. The changes in the balance of the assumed liabilities reflects the payments made on account of such and the changes in time value and changes in expected payments.